Fair Value Measurements - Summary of Fair Value of Warrant Liabilities (Parenthetical) (Detail) - shares	Feb. 10, 2020	Feb. 06, 2020
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Warrants issued	31,500	277,500